SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

	Years Ended December 31,
	2013	2012	2011
Income and mining taxes, net of refunds	$361	$1,261	$1,526
Pension plan and other benefits and contributions	$57	$50	$29
Interest, net of amounts capitalized	$247	$177	$179